Quarterly Report
January 31, 2025
MFS®  Total Return
Bond Fund
RBF-Q3

Portfolio of Investments
1/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 98.4%
Aerospace & Defense – 1.3%
Boeing Co., 2.196%, 2/04/2026	$26,637,000	$25,949,482
Boeing Co., 5.15%, 5/01/2030	7,084,000	7,039,009
Boeing Co., 6.528%, 5/01/2034	20,794,000	21,967,847
Boeing Co., 5.705%, 5/01/2040	6,632,000	6,360,301
Boeing Co., 5.805%, 5/01/2050	14,572,000	13,715,141
TransDigm, Inc., 4.625%, 1/15/2029	33,133,000	31,361,571
		$106,393,351
Asset-Backed & Securitized – 19.4%
ACREC 2025-FL3 LLC, “AS”, FLR, 6.09% (SOFR - 1mo. + 1.64%), 8/18/2042 (n)	$23,763,500	$23,763,191
ACREC 2021-FL1 Ltd., “C”, FLR, 6.566% ((SOFR - 1mo. + 0.11448%) + 2.15%), 10/16/2036 (n)	10,841,500	10,805,968
ACREC 2021-FL1 Ltd., “D”, FLR, 7.066% ((SOFR - 1mo. + 0.11448%) + 2.65%), 10/16/2036 (n)	13,074,500	12,862,362
ACRES 2021-FL2 Issuer Ltd., “C”, FLR, 7.065% ((SOFR - 1mo. + 0.11448%) + 2.65%), 1/15/2037 (n)	13,618,500	13,460,899
American Credit Acceptance Receivables Trust, 2024-2, “B”, 6.1%, 12/13/2027 (n)	12,774,000	12,891,417
AmeriCredit Automobile Receivables Trust, 2024-1, “A2A”, 5.75%, 2/18/2028	10,767,040	10,810,200
Angel Oak Mortgage Trust, 2024-10, “A1”, 5.348%, 10/25/2069 (n)	26,587,612	26,436,068
Angel Oak Mortgage Trust, 2024-12, “A1”, 5.653%, 10/25/2069 (n)	25,457,460	25,454,466
Angel Oak Mortgage Trust, 2024-9, “A1”, 5.138%, 9/25/2069 (n)	15,489,331	15,372,305
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, FLR, 6.421% ((SOFR - 1mo. + 0.11448%) + 2%), 12/15/2035 (n)	4,863,500	4,830,404
Arbor Realty Trust, Inc., CLO, 2021-FL1, “D”, FLR, 7.37% ((SOFR - 1mo. + 0.11448%) + 2.95%), 12/15/2035 (n)	3,420,500	3,415,850
Arbor Realty Trust, Inc., CLO, 2021-FL3, “C”, FLR, 6.271% ((SOFR - 1mo. + 0.11448%) + 1.85%), 8/15/2034 (n)	9,870,000	9,796,113
Arbor Realty Trust, Inc., CLO, 2021-FL3, “D”, FLR, 6.621% ((SOFR - 1mo. + 0.11448%) + 2.2%), 8/15/2034 (n)	4,110,000	4,070,014
Arbor Realty Trust, Inc., CLO, 2021-FL4, “A”, FLR, 5.771% ((SOFR - 1mo. + 0.11448%) + 1.35%), 11/15/2036 (n)	3,774,171	3,774,786
Arbor Realty Trust, Inc., CLO, 2021-FL4, “C”, FLR, 6.721% ((SOFR - 1mo. + 0.11448%) + 2.3%), 11/15/2036 (n)	14,892,500	14,780,890
Arbor Realty Trust, Inc., CLO, 2022-FL1, “D”, FLR, 7.407% (SOFR - 30 day + 3%), 1/15/2037 (n)	40,620,500	40,324,687
AREIT 2022-CRE6 Trust, “B”, FLR, 6.223% (SOFR - 30 day + 1.85%), 1/20/2037 (n)	4,924,000	4,899,592
AREIT 2022-CRE6 Trust, “C”, FLR, 6.523% (SOFR - 30 day + 2.15%), 1/20/2037 (n)	10,134,500	10,033,150
AREIT 2022-CRE6 Trust, “D”, FLR, 7.223% (SOFR - 30 day + 2.85%), 1/20/2037 (n)	4,313,500	4,248,800
AREIT 2025-CRE10 Ltd., “AS”, FLR, 5.89% (SOFR - 1mo. + 1.5421%), 1/17/2030 (n)	21,646,489	21,592,364
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	3,125,027	3,156,635
Bain Capital Credit CLO Ltd., 2021-6A, “BR”, FLR, 5.843% (SOFR - 3mo. + 1.55%), 10/21/2034 (n)	18,243,515	18,260,974
Bayview Commercial Asset Trust, 0%, 12/25/2036 (i)(n)	1,279,763	128
Bayview Commercial Asset Trust, FLR, 4.89% ((SOFR - 1mo. + 0.11448%) + 0.4658%), 8/25/2035 (n)	74,469	71,870
Bayview Financial Revolving Mortgage Loan Trust, FLR, 6.03% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	299,122	526,154
BBCMS Mortgage Trust, 2019-C5, “A4”, 3.063%, 11/15/2052	9,055,000	8,313,678
BBCMS Mortgage Trust, 2022-C18, “AS”, 6.151%, 12/15/2055	10,215,909	10,784,842
BDS 2021-FL7 Ltd., “B”, FLR, 5.913% ((SOFR - 1mo. + 0.11448%) + 1.5%), 6/16/2036 (n)	5,159,500	5,132,469
BDS Ltd., 2024-FL13, “A”, FLR, 5.874% (SOFR - 1mo. + 1.5762%), 9/19/2039 (n)	6,329,500	6,361,705
Benchmark 2023-V3 Mortgage Trust, “A3”, 6.363%, 7/15/2056	4,675,254	4,862,214
Black Diamond CLO Ltd., 2019-2A, “A2R”, FLR, 6.49% (SOFR - 3mo. + 2.2%), 7/23/2032 (n)	23,878,452	23,912,765
Brazos Securitization LLC, 5.413%, 9/01/2050 (n)	15,634,000	15,125,256
BSPRT 2021-FL6 Issuer Ltd., “B”, FLR, 6.021% ((SOFR - 1mo. + 0.11448%) + 1.6%), 3/15/2036 (n)	15,128,000	14,802,748
BSPRT 2021-FL6 Issuer Ltd., “C”, FLR, 6.471% ((SOFR - 1mo. + 0.11448%) + 2.05%), 3/15/2036 (n)	5,310,500	5,183,287
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 6.72% ((SOFR - 1mo. + 0.11448%) + 2.3%), 12/15/2038 (n)	3,651,000	3,606,640
BSPRT 2021-FL7 Issuer Ltd., “D”, FLR, 7.171% ((SOFR - 1mo. + 0.11448%) + 2.75%), 12/15/2038 (n)	4,152,500	4,086,442
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	4,703,738	4,781,491
Business Jet Securities LLC, 2024-1A, “B”, 6.924%, 5/15/2039 (n)	655,963	666,573
BXMT 2020-FL2 Ltd., “B”, FLR, 5.815% ((SOFR - 1mo. + 0.11448%) + 1.4%), 2/15/2038 (n)	6,104,500	6,044,932
BXMT 2021-FL4 Ltd., “AS”, FLR, 5.715% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)	17,470,500	16,694,273
BXMT 2021-FL4 Ltd., “B”, FLR, 5.966% ((SOFR - 1mo. + 0.11448%) + 1.55%), 5/15/2038 (n)	38,262,000	35,039,062
Cantor Commercial Real Estate, 2019-CF2, “A5”, 2.874%, 11/15/2052	20,960,656	18,824,880
C-BASS Mortgage Loan Trust, 2007-CB1, “AF3”, 3.171%, 1/25/2037 (d)(q)	1,065,797	294,392
C-BASS Mortgage Loan Trust, 2007-CB3, “A3”, 5.731%, 3/25/2037 (d)(q)	1,101,914	374,468
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)	3,481,229	3,505,003
CIFC Funding 2016-IA BR3, Ltd., FLR, 5.743% (SOFR - 3mo. + 1.45%), 10/21/2031 (n)	23,000,000	23,034,684
Citigroup Commercial Mortgage Trust, 2016-P6, “A5”, 3.72%, 12/10/2049	5,948,000	5,738,624

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Colt Funding LLC, 2024-5, “A1”, 5.123%, 8/25/2069 (n)	$17,715,270	$17,547,893
Columbia Cent CLO 2021-31A, Ltd., FLR, 6.15% (SOFR - 3mo. + 1.85%), 4/20/2034 (n)	13,263,241	13,294,038
Commercial Mortgage Pass-Through Certificates, 2019-BNK17, “AS”, 3.976%, 4/15/2052	5,000,000	4,690,538
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “A4”, 5.745%, 8/15/2056	21,951,777	22,759,787
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “AS”, 6.385%, 8/15/2056	12,725,671	13,476,766
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	771,591	770,463
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	9,963,398	9,918,733
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	3,981,539	3,969,723
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	26,790,000	25,764,318
Consumers 2023 Securitization Funding LLC, 5.55%, 3/01/2028	9,545,543	9,610,754
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	2,788,322	2,777,684
Deephaven Residential Mortgage Trust, 2024-1A, “A”, 5.735%, 7/25/2069 (n)	34,619,328	34,651,850
DLLST LLC, 2024-1A, “A2”, 5.33%, 1/20/2026 (n)	2,634,236	2,638,901
Dryden Senior Loan Fund, 2017-49A, “CR”, CLO, FLR, 6.605% ((SOFR - 3mo. + 0.26161%) + 2.05%), 7/18/2030 (n)	16,500,000	16,535,921
ELM Trust, 2024-ELM, “C10”, 6.396%, 6/10/2039 (n)	3,802,054	3,848,451
ELM Trust, 2024-ELM, “C15”, 6.396%, 6/10/2039 (n)	5,182,790	5,232,553
Empire District Bondco LLC, 4.943%, 1/01/2033	7,494,993	7,456,505
Enterprise Fleet Financing 2023-3 LLC, “A2”, 6.4%, 3/20/2030 (n)	8,532,168	8,680,318
Enterprise Fleet Financing 2024-4 LLC, “A2”, 4.69%, 7/20/2027 (n)	6,045,000	6,055,594
Exeter Automobile Receivables Trust, 2025-1A, “A”, 4.7%, 9/15/2027	12,992,000	12,994,228
GLS Auto Select Receivables Trust, 2023-2A, 6.37%, 6/15/2028 (n)	4,375,828	4,424,431
GMAC Mortgage Corp. Loan Trust, FGIC, 5.805%, 10/25/2036	63,047	65,473
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	11,461,699	11,410,864
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 6.254% ((SOFR - 3mo. + 0.26161%) + 1.7%), 7/18/2031 (n)	15,920,000	15,977,376
IMPAC CMB Trust, FLR, 5.165% ((SOFR - 1mo. + 0.11448%) + 0.74%), 11/25/2034	8,697	8,562
IMPAC CMB Trust, FLR, 5.345% ((SOFR - 1mo. + 0.11448%) + 0.92%), 11/25/2034	4,348	4,299
IMPAC Secured Assets Corp., FLR, 5.125% ((SOFR - 1mo. + 0.11448%) + 0.7%), 5/25/2036	29,315	26,511
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	15,147,855	15,107,065
JPMDB Commercial Mortgage Securities Trust, 2017-C7, 3.409%, 10/15/2050	11,500,000	10,998,026
KKR Static CLO Ltd., 2022-1A, “BR2”, FLR, 5.743% (SOFR - 3mo. + 1.45%), 7/20/2031 (n)	18,455,587	18,480,022
Kubota Credit Owner Trust, 2023-2A, “A2”, 5.61%, 7/15/2026 (n)	2,241,457	2,247,609
LCCM 2021-FL2 Trust, “C”, FLR, 6.57% ((SOFR - 1mo. + 0.11448%) + 2.15%), 12/13/2038 (n)	8,225,000	8,130,396
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 6.17% ((SOFR - 1mo. + 0.11448%) + 1.75%), 7/15/2036 (n)	23,249,000	23,249,088
LoanCore 2021-CRE5 Ltd., “B”, FLR, 6.421% ((SOFR - 1mo. + 0.11448%) + 2.0%), 7/15/2036 (n)	8,432,000	8,410,901
LoanCore 2021-CRE6 Ltd., “B”, FLR, 6.32% ((SOFR - 1mo. + 0.11448%) + 1.9%), 11/15/2038 (n)	42,852,000	42,855,685
LoanCore 2025-CRE8 Ltd., “AS”, FLR, 5.966% (SOFR - 1mo. + 1.5909%), 8/17/2042 (n)	39,804,000	39,729,312
Madison Park Funding Ltd., 2017-23A, “CR”, FLR, 6.562% ((SOFR - 3mo. + 0.26161%) + 2%), 7/27/2031 (n)	24,271,403	24,278,806
Magnetite XXXIX Ltd., 2023-39A, “BR”, FLR, 5.85% (SOFR - 3mo. + 1.55%), 1/25/2037 (n)	6,000,000	6,024,756
Man GLG US CLO, 2018-2 Ltd., “B”, FLR, 7.293% (SOFR - 3mo. + 3%), 7/20/2035 (n)	16,070,750	16,238,127
Merrill Lynch Mortgage Investors, Inc., 5.95%, 2/25/2037 (a)(d)	1,738,198	193,150
MF1 2020-FL4 Ltd., “AS”, FLR, 6.519% ((SOFR - 1mo. + 0.11448%) + 2.1%), 12/15/2035 (n)	10,615,000	10,614,994
MF1 2021-FL5 Ltd., “C”, FLR, 6.119% ((SOFR - 1mo. + 0.11448%) + 1.7%), 7/15/2036 (n)	10,670,500	10,631,969
MF1 2022-FL8 Ltd., “C”, FLR, 6.5% (SOFR - 30 day + 2.2%), 2/19/2037 (n)	10,626,099	10,468,705
MF1 2022-FL8 Ltd., “D”, FLR, 6.95% (SOFR - 30 day + 2.65%), 2/19/2037 (n)	6,141,972	5,910,603
MF1 2023-FL12 Ltd., “A”, FLR, 6.364% (SOFR - 1mo. + 2.066%), 10/19/2038 (n)	32,799,000	32,987,886
MF1 2024-FL14 LLC, “AS”, FLR, 6.538% (SOFR - 1mo. + 2.24%), 3/19/2039 (n)	18,526,119	18,550,981
MF1 2024-FL16 LLC, “AS”, FLR, 6.24% (SOFR - 1mo. + 1.942%), 11/18/2029 (n)	22,975,592	23,047,425
MF1 2024-FL5 Ltd., “AS”, FLR, 6.338% (SOFR - 1mo. + 2.04%), 8/18/2041 (n)	20,521,000	20,585,112
MF1 2025-FL17 LLC, “B”, FLR, 6.092% (SOFR - 1mo. + 1.792%), 2/18/2040 (n)	12,903,700	12,871,441
MF1 2025-FL17 Ltd., “AS”, FLR, 5.872% (SOFR - 1mo. + 1.572%), 2/18/2040 (n)	20,396,684	20,345,692
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C21, “A4”, 3.338%, 3/15/2048	3,408,958	3,401,271
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM1, “A-1”, 6.152%, 12/25/2068 (n)	13,969,641	14,067,674
MSWF Commercial Mortgage Trust, 2023-2, “A5”, 6.014%, 12/15/2056	16,089,120	16,983,361
Neuberger Berman CLO Ltd., 2013-15A, “CR2”, FLR, 6.414% ((SOFR - 3mo. + 0.26161%) + 1.85%), 10/15/2029 (n)	5,663,303	5,680,468
Neuberger Berman CLO Ltd., 2017-16SA, “BR”, FLR, 5.964% ((SOFR - 3mo. + 0.26161%) + 1.4%), 4/15/2034 (n)	20,000,000	20,031,360
Neuberger Berman Loan Advisers CLO Ltd., 2021-44A, FLR, 5.998% (SOFR - 3mo. + 1.7%), 10/16/2035 (n)	7,678,917	7,689,706
Northwoods Capital Ltd., 2018-14BA, “BR”, FLR, 6.366% (SOFR - 3mo. + 1.85%), 11/13/2031 (n)	16,960,213	16,963,469
OBX Trust, 2024-NQM15, “A1”, 5.316%, 10/25/2064 (n)	10,544,033	10,486,880
OBX Trust, 2024-NQM9, “A1”, 6.03%, 1/25/2064 (n)	14,481,280	14,562,686

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
OneMain Financial Issuance Trust, 2022-3A, “A”, 5.94%, 5/15/2034 (n)	$14,376,610	$14,472,749
Ownit Mortgage Loan Asset-Backed Certificates, 3.131%, 10/25/2035	435,457	236,394
PFP III 2024-11 Ltd., “11A”, FLR, 6.13% (SOFR - 1mo. + 1.83239%), 9/17/2039 (n)	31,434,974	31,493,003
Preferred Term Securities XIX Ltd., CDO, FLR, 4.97% ((SOFR - 3mo. + 0.26161%) + 0.35%), 12/22/2035 (n)	1,599,391	1,535,415
ReadyCap Commercial Mortgage Trust, 2021-FL7, “C”, FLR, 6.625% ((SOFR - 1mo. + 0.11448%) + 2.2%), 11/25/2036 (n)	5,795,000	5,751,609
ReadyCap Commercial Mortgage Trust, 2021-FL7, “D”, FLR, 7.375% ((SOFR - 1mo. + 0.11448%) + 2.95%), 11/25/2036 (n)	6,825,000	6,818,475
Residential Funding Mortgage Securities, Inc., FGIC, 3.623%, 12/25/2035 (d)(q)	137,728	2,756
Rockford Tower CLO 2020-1A, Ltd., “BRR”, FLR, 5.843% (SOFR - 3mo. + 1.55%), 1/20/2036 (n)	16,776,809	16,796,287
Sammons Financial Group, Inc., FLR, 6.093% (SOFR - 3mo. + 1.8%), 10/21/2034 (n)	14,464,716	14,475,362
Santander Auto Receivables Trust, 2025-1, 4.74%, 1/16/2029	12,884,000	12,895,306
Signal Peak CLO 2014-1A, Ltd., “CR4”, FLR, 6.295% (SOFR - 3mo. + 1.95%), 4/17/2034 (n)	18,500,000	18,511,729
Starwood Commercial Mortgage, 2021-FL2, “C”, FLR, 6.515% ((SOFR - 1mo. + 0.11448)% + 2.1%), 4/18/2038 (n)	11,255,500	11,114,793
Starwood Commercial Mortgage, 2022-FL3, “B”, FLR, 6.357% (SOFR - 30 day + 1.95%), 11/15/2038 (n)	6,082,500	5,945,647
Starwood Commercial Mortgage, 2022-FL3, “C”, FLR, 6.606% (SOFR - 30 day + 2.2%), 11/15/2038 (n)	11,508,500	11,134,476
STORE Master Funding LLC, 2014-1A, “A1”, 5.69%, 5/20/2054 (n)	2,204,429	2,226,374
STORE Master Funding LLC, 2014-1A, “A2”, 5.7%, 5/20/2054 (n)	4,604,625	4,662,996
UBS Commercial Mortgage Trust, 2017-C7, “A4”, 3.679%, 12/15/2050	33,000,000	31,818,676
UBS Commercial Mortgage Trust, 2017-C8, “A4”, 3.983%, 2/15/2051	18,388,578	17,776,474
Venture CLO 43 Ltd., 2021-43A, “BR”, FLR, 6.152% (SOFR - 3mo. + 1.85%), 4/15/2034 (n)	28,707,969	28,747,270
Verus Securitization Trust, 2014-1, “A1”, 5.712%, 1/25/2069 (n)	7,949,980	7,953,398
Verus Securitization Trust, 2024-8, “A1”, 5.364%, 8/25/2069 (n)	6,035,926	6,009,066
Voya CLO 2012-4A Ltd., “A2R3”, FLR, 6.014% ((SOFR - 3mo. + 0.26161%) + 1.45%), 10/15/2030 (n)	8,202,288	8,206,135
Voya CLO 2012-4A Ltd., “BR3”, FLR, 6.514% ((SOFR - 3mo. + 0.26161%) + 1.95%), 10/15/2030 (n)	3,474,736	3,488,239
Voya CLO 2012-4A Ltd., “C1R3”, FLR, 7.864% ((SOFR - 3mo. + 0.26161%) + 3.3%), 10/15/2030 (n)	4,942,894	4,981,325
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	15,451,790	15,382,988
Wells Fargo Commercial Mortgage Trust, 2016-C34, “A4”, 3.096%, 6/15/2049	7,740,000	7,519,073
Wells Fargo Commercial Mortgage Trust, 2016-LC25, “A4”, 3.64%, 12/15/2059	25,027,917	24,487,577
Wells Fargo Commercial Mortgage Trust, 2017-C42, “A5”, 3.589%, 12/15/2050	13,470,000	12,827,043
		$1,586,497,510
Automotive – 0.2%
Stellantis Finance US, Inc., 2.691%, 9/15/2031 (n)	$14,723,000	$12,263,381
Broadcasting – 0.4%
WarnerMedia Holdings, Inc., 5.05%, 3/15/2042	$13,841,000	$11,139,620
WarnerMedia Holdings, Inc., 5.141%, 3/15/2052	15,920,000	11,874,459
WMG Acquisition Corp., 3%, 2/15/2031 (n)	9,294,000	8,174,434
		$31,188,513
Brokerage & Asset Managers – 1.4%
Charles Schwab Corp., 5.853% to 5/19/2033, FLR (SOFR - 1 day + 2.5%) to 5/19/2034	$11,882,000	$12,253,333
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034	22,528,000	23,676,143
Charles Schwab Corp., 5% to 6/01/2027, FLR (CMT - 5yr. + 3.256%) to 6/01/2171	26,796,000	26,309,125
Intercontinental Exchange, Inc., 5.25%, 6/15/2031	8,977,000	9,100,541
LPL Holdings, Inc., 6.75%, 11/17/2028	6,057,000	6,388,241
LPL Holdings, Inc., 4%, 3/15/2029 (n)	21,696,000	20,578,758
LPL Holdings, Inc., 6%, 5/20/2034	13,107,000	13,423,473
		$111,729,614
Building – 0.6%
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	$25,624,000	$23,797,762
Standard Industries, Inc., 3.375%, 1/15/2031 (n)	19,725,000	17,267,129
Vulcan Materials Co., 3.5%, 6/01/2030	9,570,000	8,884,576
		$49,949,467
Business Services – 1.4%
Equinix, Inc., 1.8%, 7/15/2027	$9,219,000	$8,597,805
Equinix, Inc., 2.15%, 7/15/2030	21,402,000	18,466,502
Fiserv, Inc., 3.5%, 7/01/2029	17,324,000	16,298,768

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Business Services – continued
Fiserv, Inc., 5.6%, 3/02/2033	$10,033,000	$10,164,988
Global Payments, Inc., 2.9%, 5/15/2030	23,523,000	20,993,284
Global Payments, Inc., 2.9%, 11/15/2031	6,885,000	5,932,953
Iron Mountain, Inc., 4.5%, 2/15/2031 (n)	35,950,000	33,080,920
		$113,535,220
Cable TV – 0.9%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	$29,387,000	$26,736,159
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	6,428,000	6,457,478
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.25%, 4/01/2053	35,959,000	29,011,620
Time Warner Cable, Inc., 4.5%, 9/15/2042	9,503,000	7,284,509
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	4,688,000	5,306,196
		$74,795,962
Computer Software – 0.3%
Dell International LLC/EMC Corp., 5.3%, 10/01/2029	$24,675,000	$24,922,057
Computer Software - Systems – 0.3%
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	$24,371,000	$24,307,484
Conglomerates – 0.9%
Regal Rexnord Corp., 6.05%, 4/15/2028	$6,853,000	$6,988,429
Regal Rexnord Corp., 6.3%, 2/15/2030	24,925,000	25,704,598
Regal Rexnord Corp., 6.4%, 4/15/2033	16,170,000	16,732,865
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028	21,336,000	21,171,768
		$70,597,660
Consumer Products – 0.2%
Haleon US Capital LLC, 3.625%, 3/24/2032	$15,416,000	$14,010,067
Consumer Services – 0.0%
Match Group Holdings II LLC, 3.625%, 10/01/2031 (n)	$3,200,000	$2,745,740
Electrical Equipment – 0.4%
Arrow Electronics, Inc., 5.15%, 8/21/2029	$11,500,000	$11,478,029
Arrow Electronics, Inc., 2.95%, 2/15/2032	21,913,000	18,592,684
		$30,070,713
Electronics – 0.4%
Broadcom, Inc., 3.137%, 11/15/2035 (n)	$27,875,000	$22,656,566
Broadcom, Inc., 4.926%, 5/15/2037 (n)	12,031,000	11,371,932
		$34,028,498
Energy - Independent – 0.7%
EQT Corp., 3.9%, 10/01/2027	$10,583,000	$10,304,107
EQT Corp., 5%, 1/15/2029	5,901,000	5,864,489
EQT Corp., 3.625%, 5/15/2031 (n)	6,884,000	6,194,136
Santos Finance Ltd., 6.875%, 9/19/2033 (n)	19,092,000	20,202,601
Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/2030	13,596,000	11,556,056
		$54,121,389
Energy - Integrated – 0.5%
Eni S.p.A., 4.25%, 5/09/2029 (n)	$13,598,000	$13,194,747
Eni S.p.A., 5.5%, 5/15/2034 (n)	27,138,000	26,913,563
		$40,108,310

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.5%, 7/15/2025	$12,700,000	$12,779,847
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3%, 10/29/2028	10,175,000	9,479,023
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032	5,012,000	4,396,300
Avolon Holdings Funding Ltd., 2.125%, 2/21/2026 (n)	12,112,000	11,754,410
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	7,451,000	7,373,719
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	7,098,000	6,850,307
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	5,071,000	4,721,908
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	2,074,000	1,933,414
		$59,288,928
Food & Beverages – 0.7%
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.5%, 1/15/2030	$20,690,000	$20,726,344
Performance Food Group, Inc., 6.125%, 9/15/2032 (n)	19,280,000	19,320,507
Post Holdings, Inc., 5.5%, 12/15/2029 (n)	6,770,000	6,627,731
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	10,755,000	10,004,256
Post Holdings, Inc., 4.5%, 9/15/2031 (n)	4,815,000	4,353,748
		$61,032,586
Gaming & Lodging – 0.6%
Hilton Domestic Operating Co., Inc., 5.875%, 3/15/2033 (n)	$20,412,000	$20,278,595
Marriott International, Inc., 3.5%, 10/15/2032	12,991,000	11,459,028
Marriott International, Inc., 2.75%, 10/15/2033	18,167,000	14,922,941
		$46,660,564
Insurance – 0.6%
Corebridge Financial, Inc., 3.9%, 4/05/2032	$15,987,000	$14,561,525
Corebridge Financial, Inc., 5.75%, 1/15/2034	13,944,000	14,183,705
Corebridge Financial, Inc., 4.35%, 4/05/2042	1,846,000	1,539,830
Corebridge Financial, Inc., 4.4%, 4/05/2052	5,568,000	4,460,174
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)	13,798,000	14,474,303
		$49,219,537
Insurance - Health – 0.2%
Humana, Inc., 5.875%, 3/01/2033	$19,625,000	$19,876,554
Insurance - Property & Casualty – 1.1%
Ambac Assurance Corp., 5.1%, 6/07/2172 (n)	$13,854	$19,049
Brown & Brown, Inc., 4.2%, 3/17/2032	15,616,000	14,428,815
Brown & Brown, Inc., 4.95%, 3/17/2052	5,548,000	4,698,644
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	15,409,000	15,326,793
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	7,257,000	6,486,435
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	16,523,000	16,687,687
Hub International Ltd., 7.25%, 6/15/2030 (n)	22,651,000	23,420,658
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	6,950,000	5,008,073
		$86,076,154
International Market Quasi-Sovereign – 0.1%
Electricite de France S.A., 6.9%, 5/23/2053 (n)	$8,776,000	$9,369,744
Machinery & Tools – 0.4%
Ashtead Capital, Inc., 5.55%, 5/30/2033 (n)	$24,388,000	$24,081,218
Ashtead Capital, Inc., 5.8%, 4/15/2034 (n)	8,473,000	8,505,979
		$32,587,197
Major Banks – 7.6%
Bank of America Corp., 3.419% to 12/20/2027, FLR ((SOFR - 3mo. + 0.26161%) + 1.04%) to 12/20/2028	$7,070,000	$6,788,504
Bank of America Corp., 3.97% to 3/05/2028, FLR ((SOFR - 3mo. + 0.26161%) + 1.07%) to 3/05/2029	8,931,000	8,693,805
Bank of America Corp., 2.496% to 2/13/2030, FLR ((SOFR - 3mo. + 0.26161%) + 0.99%) to 2/13/2031	39,891,000	35,321,075
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR - 1 day + 1.21%) to 10/20/2032	45,881,000	39,032,143

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Bank of America Corp., 5.875% to 3/15/2028, FLR ((SOFR - 3mo. + 0.26161%) + 2.931%) to 9/15/2171	$13,771,000	$13,809,999
Bank of America Corp., 6.1%, 9/15/2171	15,392,000	15,372,097
Barclays PLC, 4.375%, 1/12/2026	4,820,000	4,804,695
Barclays PLC, 4.972% to 5/16/2028, FLR (LIBOR - 3mo. + 1.902%) to 5/16/2029	7,802,000	7,773,340
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	16,966,000	14,441,974
Capital One Financial Corp., 5.817% to 2/01/2033, FLR (SOFR - 1 day + 2.6%) to 2/01/2034	11,000,000	11,089,494
Capital One Financial Corp., 6.377% to 6/08/2033, FLR (SOFR - 1 day + 2.86%) to 6/08/2034	17,390,000	18,151,100
Capital One Financial Corp., 6.051% to 2/01/2034, FLR (SOFR - 1 day + 2.26%) to 2/01/2035	16,122,000	16,479,400
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	23,182,000	22,104,132
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	24,629,000	25,655,842
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	15,968,000	14,253,241
Goldman Sachs Group, Inc., 2.65% to 10/21/2031, FLR (SOFR - 1 day + 1.264%) to 10/21/2032	26,935,000	22,918,949
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	25,500,000	22,730,481
HSBC Holdings PLC, 4% to 9/09/2026, FLR (CMT - 1yr. + 3.222%) to 9/09/2170	10,111,000	9,941,775
JPMorgan Chase & Co., 3.509%, 1/23/2029	18,395,000	17,730,643
JPMorgan Chase & Co., 4.005%, 4/23/2029	28,117,000	27,407,385
JPMorgan Chase & Co., 4.203% to 7/23/2028, FLR ((SOFR - 3mo. + 0.26161%) + 1.26%) to 7/23/2029	9,246,000	9,041,713
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	7,484,000	6,732,685
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	29,061,000	24,719,380
Lloyds Bank PLC, 3.75%, 1/11/2027	3,975,000	3,902,031
Mitsubishi UFJ Financial Group, Inc., 2.048%, 7/17/2030	31,223,000	26,766,774
Morgan Stanley, 3.125%, 7/27/2026	12,844,000	12,577,184
Morgan Stanley, 5.449% to 7/20/2028, FLR (SOFR - 1 day + 1.63%) to 7/20/2029	5,819,000	5,907,197
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR - 1 day + 1.143%) to 1/22/2031	7,037,000	6,290,273
Morgan Stanley, 2.511% to 10/20/2031, FLR (SOFR - 1 day + 1.2%) to 10/20/2032	19,284,000	16,303,319
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034	13,809,000	13,809,395
NatWest Group PLC, 6.016% to 3/02/2033, FLR (CMT - 1yr. + 2.1%) to 3/02/2034	3,536,000	3,633,657
Sumitomo Mitsui Financial Group, Inc., 2.13%, 7/08/2030	38,002,000	32,672,729
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2171 (n)	30,010,000	26,210,638
UBS Group Funding (Jersey) Ltd., 4.125%, 9/24/2025 (n)	6,610,000	6,592,054
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	10,491,000	10,294,579
Wells Fargo & Co., 2.572% to 2/11/2030, FLR ((SOFR - 3mo. + 0.26161%) + 1%) to 2/11/2031	45,462,000	40,332,491
Westpac Banking Corp., 2.894% to 2/04/2025, FLR (CMT - 5yr. + 1.35%) to 2/04/2030	18,137,000	18,136,204
		$618,422,377
Medical & Health Technology & Services – 1.6%
Adventist Health System/West, 5.43%, 3/01/2032	$21,168,000	$21,111,963
Alcon Finance Corp., 2.75%, 9/23/2026 (n)	4,432,000	4,291,942
Alcon Finance Corp., 3%, 9/23/2029 (n)	7,500,000	6,894,428
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	7,998,000	7,099,558
Alcon Finance Corp., 5.375%, 12/06/2032 (n)	6,013,000	6,054,181
HCA, Inc., 4.125%, 6/15/2029	10,042,000	9,629,830
HCA, Inc., 4.375%, 3/15/2042	14,385,000	11,802,464
ICON Investments Six DAC, 6%, 5/08/2034	13,573,000	13,741,685
Marin General Hospital, 7.242%, 8/01/2045	10,530,000	11,878,940
Northwell Healthcare, Inc., 3.979%, 11/01/2046	3,110,000	2,408,782
Northwell Healthcare, Inc., 4.26%, 11/01/2047	9,132,000	7,345,075
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	23,983,000	23,512,878
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	9,026,000	8,934,577
		$134,706,303
Medical Equipment – 0.2%
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/01/2029 (n)	$13,568,000	$13,786,743
Metals & Mining – 1.4%
Anglo American Capital PLC, 2.25%, 3/17/2028 (n)	$10,712,000	$9,833,383
Anglo American Capital PLC, 3.875%, 3/16/2029 (n)	16,098,000	15,371,229
Anglo American Capital PLC, 2.875%, 3/17/2031 (n)	12,521,000	10,933,311
Anglo American Capital PLC, 4.75%, 3/16/2052 (n)	20,205,000	16,846,729

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – continued
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	$27,408,000	$25,007,983
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	17,296,000	15,071,127
Novelis Corp., 3.875%, 8/15/2031 (n)	26,583,000	23,286,118
		$116,349,880
Midstream – 2.4%
Cheniere Corpus Christi Holdings LLC, 2.742%, 12/31/2039	$8,291,000	$6,594,309
Enbridge, Inc., 4.25%, 12/01/2026	9,961,000	9,877,340
Enbridge, Inc., 5.7%, 3/08/2033	8,233,000	8,341,130
Energy Transfer LP, 5.55%, 2/15/2028	5,763,000	5,862,602
Energy Transfer LP, 5.75%, 2/15/2033	26,373,000	26,660,597
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	7,347,000	8,345,291
Kinder Morgan Energy Partners LP, 6.375%, 3/01/2041	6,112,000	6,278,844
Kinder Morgan Energy Partners LP, 5.4%, 9/01/2044	7,661,000	6,979,654
MPLX LP, 4.95%, 3/14/2052	27,389,000	22,995,210
Plains All American Pipeline LP, 3.55%, 12/15/2029	33,187,000	30,974,779
Targa Resources Corp., 4.2%, 2/01/2033	4,099,000	3,738,656
Targa Resources Corp., 6.125%, 3/15/2033	24,189,000	24,994,011
Targa Resources Corp., 4.95%, 4/15/2052	8,758,000	7,391,487
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)	24,120,000	24,561,806
		$193,595,716
Mortgage-Backed – 19.5%
Fannie Mae, 4.5%, 5/01/2025 - 6/01/2044	$17,810,165	$17,260,409
Fannie Mae, 2.552%, 12/25/2026	7,542,795	7,279,015
Fannie Mae, 3.95%, 1/01/2027	552,030	546,817
Fannie Mae, 3.5%, 1/01/2028 - 12/01/2047	25,096,237	22,881,388
Fannie Mae, 3%, 11/01/2028 - 11/01/2048	23,304,429	20,553,653
Fannie Mae, 2.5%, 11/01/2031 - 11/01/2046	2,276,460	1,928,935
Fannie Mae, 6.5%, 11/01/2031 - 1/01/2033	33,299	34,163
Fannie Mae, 3%, 2/25/2033 (i)	842,886	61,529
Fannie Mae, 5.5%, 3/01/2033 - 12/01/2038	3,357,869	3,397,142
Fannie Mae, 5%, 11/01/2033 - 3/01/2042	3,721,442	3,697,398
Fannie Mae, 6%, 5/01/2034 - 10/01/2038	1,447,509	1,493,397
Fannie Mae, 3.25%, 5/25/2040	271,629	253,765
Fannie Mae, 4%, 9/01/2040 - 12/01/2048	30,928,631	29,066,171
Fannie Mae, 2%, 4/25/2046 - 6/01/2051	6,166,485	4,879,755
Fannie Mae, 4%, 7/25/2046 (i)	1,069,469	199,207
Fannie Mae, TBA, 3%, 3/15/2040	550,000	512,755
Fannie Mae, TBA, 2%, 2/15/2055	600,000	466,969
Fannie Mae, UMBS, 2.5%, 7/01/2036 - 8/01/2052	199,909,956	165,730,711
Fannie Mae, UMBS, 3%, 8/01/2036 - 2/01/2054	67,513,107	58,009,546
Fannie Mae, UMBS, 2%, 2/01/2037 - 10/01/2052	181,334,953	149,623,602
Fannie Mae, UMBS, 1.5%, 9/01/2041 - 2/01/2042	918,516	735,875
Fannie Mae, UMBS, 5.5%, 5/01/2044 - 10/01/2053	27,300,033	27,066,955
Fannie Mae, UMBS, 3.5%, 5/01/2049 - 6/01/2053	25,076,786	22,249,618
Fannie Mae, UMBS, 4.5%, 7/01/2052 - 11/01/2054	20,145,880	19,000,260
Fannie Mae, UMBS, 5%, 8/01/2052 - 12/01/2054	37,841,976	36,634,263
Fannie Mae, UMBS, 6%, 2/01/2053 - 10/01/2054	19,160,275	19,372,459
Fannie Mae, UMBS, 4%, 3/01/2053 - 8/01/2054	11,186,583	10,235,770
Fannie Mae, UMBS, 6.5%, 8/01/2053 - 12/01/2053	1,033,797	1,060,849
Freddie Mac, 4%, 7/01/2025 - 4/01/2044	3,325,761	3,134,525
Freddie Mac, 4.5%, 7/01/2025 - 5/01/2042	4,136,944	4,015,619
Freddie Mac, 3.3%, 10/25/2026	4,957,000	4,855,272
Freddie Mac, 3.117%, 6/25/2027	17,177,017	16,659,678
Freddie Mac, 3%, 6/15/2028 - 2/25/2059	20,380,362	17,896,315
Freddie Mac, 4.06%, 10/25/2028	5,001,000	4,902,336
Freddie Mac, 1.089%, 7/25/2029 (i)	12,458,797	505,247
Freddie Mac, 1.139%, 8/25/2029 (i)	22,030,947	945,588

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 1.867%, 4/25/2030 (i)	$6,415,004	$532,752
Freddie Mac, 5.5%, 8/01/2033 - 1/01/2038	749,895	756,777
Freddie Mac, 6%, 11/01/2033 - 7/01/2038	452,241	463,369
Freddie Mac, 5%, 11/01/2035 - 11/01/2054	2,615,287	2,577,822
Freddie Mac, 5.5%, 2/15/2036 (i)	187,847	31,381
Freddie Mac, 3.5%, 11/01/2037 - 10/25/2058	15,745,508	14,357,941
Freddie Mac, 4.5%, 12/15/2040 (i)	82,602	7,653
Freddie Mac, 4%, 8/15/2044 (i)	185,303	17,766
Freddie Mac, UMBS, 3%, 11/01/2034 - 3/01/2053	52,184,250	45,397,945
Freddie Mac, UMBS, 2%, 9/01/2036 - 10/01/2052	183,227,216	144,235,914
Freddie Mac, UMBS, 5%, 8/01/2037 - 12/01/2054	18,722,234	18,097,689
Freddie Mac, UMBS, 2.5%, 8/01/2040 - 10/01/2053	54,841,507	45,072,390
Freddie Mac, UMBS, 6.5%, 5/01/2043 - 10/01/2053	574,506	591,332
Freddie Mac, UMBS, 3.5%, 12/01/2046 - 12/01/2053	50,196,474	44,516,264
Freddie Mac, UMBS, 4.5%, 7/01/2052 - 11/01/2054	13,123,878	12,367,737
Freddie Mac, UMBS, 5.5%, 11/01/2052 - 10/01/2054	14,460,253	14,328,495
Freddie Mac, UMBS, 6%, 9/01/2053 - 8/01/2054	38,082,895	38,397,332
Ginnie Mae, 5.5%, 11/15/2032 - 5/20/2054	14,558,484	14,510,395
Ginnie Mae, 6%, 2/15/2034 - 1/15/2038	477,006	494,401
Ginnie Mae, 4.5%, 4/15/2039 - 12/20/2052	59,549,517	56,566,756
Ginnie Mae, 4%, 10/20/2040 - 10/20/2052	37,633,461	34,726,172
Ginnie Mae, 3.5%, 11/15/2040 - 6/20/2052	41,053,202	36,913,692
Ginnie Mae, 3%, 11/20/2044 - 11/20/2052	60,951,282	53,297,470
Ginnie Mae, 2.5%, 8/20/2051 - 6/20/2052	73,434,561	61,442,526
Ginnie Mae, 2%, 1/20/2052 - 10/20/2053	51,753,627	41,467,852
Ginnie Mae, 5%, 12/20/2052 - 12/20/2054	67,117,624	65,291,508
Ginnie Mae, 7%, 12/20/2053	295,023	303,395
Ginnie Mae, TBA, 6%, 2/15/2055 - 3/15/2055	23,000,000	23,174,746
Ginnie Mae, TBA, 6.5%, 2/15/2055	8,175,000	8,329,940
Ginnie Mae, TBA, 5.5%, 2/20/2055 - 3/01/2055	29,200,000	28,969,020
UMBS, TBA, 2%, 3/01/2040 - 3/25/2055	2,475,000	2,168,318
UMBS, TBA, 2.5%, 3/01/2040 - 3/25/2055	67,344,735	55,920,716
UMBS, TBA, 6.5%, 2/15/2055 - 3/15/2055	32,275,000	33,055,412
UMBS, TBA, 3%, 2/25/2055	8,000,000	6,802,696
UMBS, TBA, 4.5%, 2/25/2055	7,500,000	7,057,617
UMBS, TBA, 3.5%, 3/15/2055	2,375,000	2,100,112
		$1,591,490,259
Municipals – 1.0%
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A-4”, 7%, 6/30/2039	$15,461,000	$13,986,121
Berks County, PA, Municipal Authority Rev. (Tower Health Project), Convertible Capital Appreciation, “B-2”, 0% to 11/15/2029, 8% to 6/30/2044	8,128,000	4,722,949
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.06%, 12/01/2025	580,000	577,136
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	24,325,000	21,855,823
Escambia County, FL, Health Facilities Authority Rev., Taxable (Baptist Health Care Corp.), “B”, AGM, 3.607%, 8/15/2040	4,565,000	3,559,799
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028	9,717,000	9,364,909
Philadelphia, PA, School District, Taxable, “B”, AGM, 6.615%, 6/01/2030	6,320,000	6,649,380
State of Florida, Taxable, “A”, 2.154%, 7/01/2030	21,024,000	18,288,029
		$79,004,146
Natural Gas - Distribution – 0.6%
Boston Gas Co., 3.15%, 8/01/2027 (n)	$18,261,000	$17,434,105
KeySpan Gas East Corp., 2.742%, 8/15/2026 (n)	13,855,000	13,414,435
NiSource, Inc., 3.6%, 5/01/2030	16,331,000	15,294,104
		$46,142,644
Natural Gas - Pipeline – 0.1%
APA Infrastructure Ltd., 5.125%, 9/16/2034 (n)	$8,531,000	$8,181,957

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Oils – 0.1%
Marathon Petroleum Corp., 5.85%, 12/15/2045	$4,349,000	$4,027,217
Other Banks & Diversified Financials – 1.5%
BPCE S.A., 4.5%, 3/15/2025 (n)	$7,743,000	$7,736,056
Discover Financial Services, 6.7%, 11/29/2032	34,164,000	36,530,515
Macquarie Bank Ltd. of London, 6.125% to 3/08/2027, FLR (Swap Rate - 5yr. + 4.332%) to 12/31/2165 (n)	23,323,000	23,495,777
Macquarie Group Ltd., 4.442% to 6/21/2032, FLR (SOFR - 1 day + 2.405%) to 6/21/2033 (n)	57,968,000	54,359,648
		$122,121,996
Pharmaceuticals – 0.2%
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)	$20,486,000	$19,430,551
Real Estate - Office – 0.7%
Boston Properties LP, REIT, 2.55%, 4/01/2032	$29,885,000	$24,280,256
Boston Properties LP, REIT, 2.45%, 10/01/2033	27,176,000	20,986,415
Boston Properties LP, REIT, 5.75%, 1/15/2035	14,052,000	13,754,530
		$59,021,201
Real Estate - Retail – 0.3%
Brixmor Operating Partnership LP, 5.75%, 2/15/2035	$24,974,000	$25,166,585
Restaurants – 0.2%
1011778 B.C. ULC/New Red Finance, Inc., 6.125%, 6/15/2029 (n)	$18,567,000	$18,819,883
Retailers – 0.4%
Penske Automotive Group Co., 3.75%, 6/15/2029	$34,558,000	$31,955,437
Specialty Stores – 0.3%
DICK'S Sporting Goods, 3.15%, 1/15/2032	$23,293,000	$20,446,146
Telecommunications - Wireless – 1.1%
Rogers Communications, Inc., 4.5%, 3/15/2042	$27,147,000	$22,782,647
Rogers Communications, Inc., 4.55%, 3/15/2052	27,147,000	21,465,763
SBA Communications Corp., 3.125%, 2/01/2029	17,490,000	15,912,432
T-Mobile USA, Inc., 2.55%, 2/15/2031	28,722,000	24,850,277
T-Mobile USA, Inc., 4.375%, 4/15/2040	2,343,000	2,035,821
Vodafone Group PLC, 5.625%, 2/10/2053	6,121,000	5,770,334
		$92,817,274
Tobacco – 1.0%
B.A.T. Capital Corp., 4.906%, 4/02/2030	$2,485,000	$2,460,482
B.A.T. Capital Corp., 4.742%, 3/16/2032	26,499,000	25,593,236
B.A.T. International Finance PLC, 4.448%, 3/16/2028	23,935,000	23,620,493
Philip Morris International, Inc., 5.125%, 11/17/2027	9,958,000	10,091,970
Philip Morris International, Inc., 5.625%, 11/17/2029	4,291,000	4,426,810
Philip Morris International, Inc., 5.125%, 2/15/2030	17,478,000	17,629,877
		$83,822,868
Transportation - Services – 0.4%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$9,094,000	$10,272,991
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)	5,237,000	4,889,300
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2029 (n)	15,190,000	10,732,837
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2031 (n)	5,237,000	3,248,448
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	16,183,841	4,774,233
		$33,917,809

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Government Agencies and Equivalents – 0.1%
Small Business Administration, 4.57%, 6/01/2025	$10,848	$10,838
Small Business Administration, 4.76%, 9/01/2025	73,114	72,768
Small Business Administration, 5.39%, 12/01/2025	4,370	4,365
Small Business Administration, 5.35%, 2/01/2026	24,539	24,545
Small Business Administration, 3.25%, 11/01/2030	456,755	438,674
Small Business Administration, 2.85%, 9/01/2031	741,343	701,082
Small Business Administration, 2.37%, 8/01/2032	455,776	423,461
Small Business Administration, 2.13%, 1/01/2033	932,233	851,858
Small Business Administration, 2.21%, 2/01/2033	231,237	213,471
Small Business Administration, 2.22%, 3/01/2033	795,922	733,541
Small Business Administration, 2.08%, 4/01/2033	1,601,656	1,468,534
Small Business Administration, 2.45%, 6/01/2033	1,680,639	1,543,868
Small Business Administration, 3.15%, 7/01/2033	1,947,788	1,839,382
Small Business Administration, 3.16%, 8/01/2033	2,138,420	2,023,884
Small Business Administration, 3.62%, 9/01/2033	1,096,308	1,049,364
		$11,399,635
U.S. Treasury Obligations – 22.6%
U.S. Treasury Bonds, 1.125%, 8/15/2040	$27,300,000	$16,383,199
U.S. Treasury Bonds, 1.375%, 11/15/2040	74,100,000	46,104,094
U.S. Treasury Bonds, 1.75%, 8/15/2041	67,500,000	43,954,102
U.S. Treasury Bonds, 2.375%, 2/15/2042	61,700,000	44,127,551
U.S. Treasury Bonds, 2.875%, 5/15/2043	58,777,000	44,661,336
U.S. Treasury Bonds, 4.375%, 8/15/2043	101,800,000	96,081,703
U.S. Treasury Bonds, 4.75%, 11/15/2043	177,950,000	176,191,354
U.S. Treasury Bonds, 4.5%, 2/15/2044	69,700,000	66,680,574
U.S. Treasury Bonds, 2.5%, 2/15/2045 (f)	29,323,000	20,410,412
U.S. Treasury Bonds, 2.25%, 8/15/2046	36,800,000	23,861,063
U.S. Treasury Bonds, 2.875%, 11/15/2046	27,653,000	20,164,006
U.S. Treasury Bonds, 3%, 2/15/2048	19,900,000	14,646,711
U.S. Treasury Bonds, 1.625%, 11/15/2050	132,800,000	69,325,750
U.S. Treasury Bonds, 4.75%, 11/15/2053	59,500,000	58,802,734
U.S. Treasury Bonds, 4.25%, 2/15/2054	145,400,000	132,427,594
U.S. Treasury Notes, 4.375%, 12/15/2026	49,000,000	49,137,812
U.S. Treasury Notes, 4%, 1/15/2027	138,100,000	137,549,757
U.S. Treasury Notes, 4.125%, 2/15/2027 (f)	432,000,000	431,223,748
U.S. Treasury Notes, 4.125%, 7/31/2028	64,200,000	63,891,539
U.S. Treasury Notes, 4.875%, 10/31/2028	90,926,000	92,723,209
U.S. Treasury Notes, 4.625%, 4/30/2029	38,000,000	38,443,828
U.S. Treasury Notes, 4.25%, 6/30/2029	93,600,000	93,311,156
U.S. Treasury Notes , 3.875%, 8/15/2034	74,000,000	70,195,937
		$1,850,299,169
Utilities - Electric Power – 1.4%
American Electric Power Co., Inc., 5.95%, 11/01/2032	$13,723,000	$14,157,793
Calpine Corp., 3.75%, 3/01/2031 (n)	19,925,000	18,018,337
Enel Finance International N.V., 3.5%, 4/06/2028 (n)	30,284,000	28,990,193
Enel Finance International N.V., 7.5%, 10/14/2032 (n)	3,444,000	3,836,615
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	21,954,000	18,703,018
Pacific Gas & Electric Co., 3%, 6/15/2028	11,170,000	10,335,505
Pacific Gas & Electric Co., 3.3%, 8/01/2040	34,169,000	24,327,084
		$118,368,545
Total Bonds		$8,038,670,541

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 4.2%
Money Market Funds – 4.2%
MFS Institutional Money Market Portfolio, 4.41% (v)	345,740,620	$345,809,768

Other Assets, Less Liabilities – (2.6)%		(211,517,639)
Net Assets – 100.0%		$8,172,962,670
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $345,809,768 and $8,038,670,541, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,167,216,968, representing 26.5% of net assets.
(q)	Interest received was less than stated coupon rate.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FGIC	Financial Guaranty Insurance Co.
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Derivative Contracts at 1/31/25
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	1,210	$248,806,250	March – 2025	$85,958
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr	Long	USD	2,638	$280,658,469	March – 2025	$(1,157,108)
U.S. Treasury Ultra Bond 30 yr	Long	USD	1,737	205,780,219	March – 2025	(7,609,377)
U.S. Treasury Ultra Note 10 yr	Long	USD	549	61,144,875	March – 2025	(876,589)
						$(9,643,074)
At January 31, 2025, the fund had liquid securities with an aggregate value of $17,384,020 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of January 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$1,861,698,804	$—	$1,861,698,804
Non - U.S. Sovereign Debt	—	9,369,744	—	9,369,744
Municipal Bonds	—	79,004,146	—	79,004,146
U.S. Corporate Bonds	—	2,114,309,850	—	2,114,309,850
Residential Mortgage-Backed Securities	—	1,765,764,704	—	1,765,764,704
Commercial Mortgage-Backed Securities	—	447,534,240	—	447,534,240
Asset-Backed Securities (including CDOs)	—	964,688,825	—	964,688,825
Foreign Bonds	—	796,300,228	—	796,300,228
Investment Companies	345,809,768	—	—	345,809,768
Total	$345,809,768	$8,038,670,541	$—	$8,384,480,309
Other Financial Instruments
Futures Contracts – Assets	$85,958	$—	$—	$85,958
Futures Contracts – Liabilities	(9,643,074)	—	—	(9,643,074)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended January 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$316,826,471	$1,410,012,236	$1,381,105,338	$33,739	$42,660	$345,809,768
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$10,390,821	$—